================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: ______

   This Amendment (Check only one.):   [_] is a restatement
                                       [_] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:    Manulife Financial Corporation
Address: 200 Bloor Street East - NT Main
         Toronto, Ontario, Canada M4W 1E5

Form 13F File Number: 028-11519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth Pogrin
Title:   Attorney in Fact
Phone:   (416) 852-3758

    Kenneth Pogrin*        Toronto, Ontario, Canada        August 14, 2012
_______________________    ________________________    _______________________
    [Signature]                 [City, State]                  [Date]

* Signed pursuant to a Power of Attorney dated January 17, 2008 included as an Exhibit to Schedule 13G filed with the Securities and Exchange Commission by Manulife Financial Corporation on January 24, 2008.

Report Type (check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

    Form 13F File Number       Name

    028-04428                  The Manufacturers Life Insurance Company

    028-10490                  Manulife Asset Management (North America) Limited

    028-03983                  John Hancock Life Insurance Company (U.S.A.)

    028-03673                  Manulife Asset Management (US) LLC

    028-14594                  Manulife Asset Management (Europe) Ltd

    028-11524                  Manulife Asset Management Limited

    028-15006                  Manulife Asset Management (Hong Kong) Limited

================================================================================